CASH, CASH EQUIVALENTS, RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
CASH, CASH EQUIVALENTS, RESTRICTED CASH
Summary of cash, cash equivalents and restricted cash

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Cash and cash equivalents:
Cash	36,667,669	19,853,352
Cash equivalents	4,302,310	592,752
Restricted cash:
Current	8,567,496	6,286,105
Total cash, cash equivalents and restricted cash	49,537,475	26,732,209